LONG-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 2,118,147		$ 0
Interest Payable	2,196,597		2,642,998		2,396,133
Interest Expense, Debt	1,777,882		2,540,421		2,085,582
Loans Payable to Bank	27,775,813		32,556,042
Construction in Progress [Member]
Debt Instrument [Line Items]
Accumulated Capitalized Interest Costs	418,715		102,577		310,551
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.94%
Secured Long-term Debt, Noncurrent	40,399,057		41,111,270
Loans Payable to Bank	25,086,183	[1]	32,411,580	[1]
SGD- denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	5,305,234
Loans Payable to Bank	562,646	[2]	0	[2]
SGD- denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.00%
Number Of Installments On Repayable Of Long Term Bank Loans	68
SGD- denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.18%
Number Of Installments On Repayable Of Long Term Bank Loans	22
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	4,750,707
Loans Payable to Bank	2,126,984	[3]	144,462	[3]
MYR-denominated loan [Member] | Concord [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	134,748
MYR-denominated loan [Member] | Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 1,992,236
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	8.60%
Number Of Installments On Repayable Of Long Term Bank Loans	116
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.06%
Number Of Installments On Repayable Of Long Term Bank Loans	12

[1]	The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.
[2]	The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.
[3]	The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.